COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depreciation expense	$ 12,997	$ 19,714
Atlas Lthium Corp [Member]
Acounts Receivable - Related Party	$ 0	$ 6,360